UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   199 Elm Street
           New Canaan, CT 06840-5321


Form 13F File Number: 28-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander M. Seaver
Title:  Managing Director
Phone:  (203) 972-8235

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander M. Seaver            New Canaan, CT 06840-5321          8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      403,054
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
American Woodmark Corp            Common Stock   030506109    8,551    500,039 SH       SOLE                   500,039      0    0
American Reprographics Co         Common Stock   029263100   29,761  5,916,781 SH       SOLE                 5,916,781      0    0
Ascena Retail Group Inc           Common Stock   04351G101    2,601    139,700 SH       SOLE                   139,700      0    0
Big 5 Sporting Goods Corp         Common Stock   08915P101   25,517  3,375,231 SH       SOLE                 3,375,231      0    0
Builders FirstSource Inc          Common Stock   12008R107   71,760 15,139,220 SH       SOLE                15,139,220      0    0
Body Central Corp                 Common Stock   09689U102    1,848    205,388 SH       SOLE                   205,388      0    0
BlueLinx Holdings Inc             Common Stock   09624H109   11,696  4,977,133 SH       SOLE                 4,977,133      0    0
Commercial Vehicle Group Inc      Common Stock   202608105   15,922  1,847,081 SH       SOLE                 1,847,081      0    0
Dice Holdings Inc                 Common Stock   253017107    1,366    145,488 SH       SOLE                   145,488      0    0
EMCOR Group Inc                   Common Stock   29084Q100   35,126  1,262,609 SH       SOLE                 1,262,609      0    0
Ambassadors Group Inc             Common Stock   023177108    9,910  1,821,620 SH       SOLE                 1,821,620      0    0
Fortegra Financial Corp           Common Stock   34954W104    1,516    189,471 SH       SOLE                   189,471      0    0
Grand Canyon Education Inc        Common Stock   38526M106   15,179    724,891 SH       SOLE                   724,891      0    0
K12 Inc                           Common Stock   48273U102    7,310    313,750 SH       SOLE                   313,750      0    0
Insperity Inc                     Common Stock   45778Q107   55,545  2,053,404 SH       SOLE                 2,053,404      0    0
QuinStreet Inc                    Common Stock   74874Q100      218     23,519 SH       SOLE                    23,519      0    0
School Specialty Inc              Common Stock   807863105    6,277  1,925,573 SH       SOLE                 1,925,573      0    0
TNS Inc                           Common Stock   872960109   32,256  1,797,977 SH       SOLE                 1,797,977      0    0
Universal Technical Institute Inc Common Stock   913915104   35,634  2,637,637 SH       SOLE                 2,637,637      0    0
West Coast Bancorp/OR             Common Stock   952145209   17,922    912,049 SH       SOLE                   912,049      0    0
WSFS Financial Corp               Common Stock   929328102   17,139    424,131 SH       SOLE                   424,131      0    0


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